INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ISA Energia
Associates
Percentage of shares in associates	21.63%	21.63%
Fair value	R$ 4,086,824	R$ 3,581,661
ISA Energia | COMMON
Associates
Percentage of shares in associates	9.73%
ISA Energia | PREFERRED
Associates
Percentage of shares in associates	29.28%
Equatorial Maranhão Distribuidora de Energia S.A.
Associates
Percentage of shares in associates	33.41%
Fair value	R$ 1,708,332	1,270,047
Equatorial Maranhão Distribuidora de Energia S.A. | COMMON
Associates
Percentage of shares in associates	33.34%
Equatorial Maranhão Distribuidora de Energia S.A. | PREFERRED
Associates
Percentage of shares in associates	37.29%
Empresa Metropolitana de Águas e Energia S.A. - EMAE
Associates
Fair value		R$ 627,521